Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000112720 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000112720 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112720 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112720 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000112720 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112720 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | Energy03676B102
Holdings [Line Items]
Percent of Total Investments	99.40%
C000112720 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000124015 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000124015 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124015 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124015 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124015 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000124015 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | Energy03676B102
Holdings [Line Items]
Percent of Total Investments	99.40%
C000124015 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000124015 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000112721 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000112721 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112721 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112721 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000112721 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112721 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | Energy03676B102
Holdings [Line Items]
Percent of Total Investments	99.40%
C000112721 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112721 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000203318 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000203318 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000203318 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203318 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000203318 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203318 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | Energy03676B102
Holdings [Line Items]
Percent of Total Investments	99.40%
C000203318 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000203318 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.50%